Lease (Details Narrative)	12 Months Ended
Aug. 31, 2023
Rent description	The apartment lease provided for a term of one year beginning March 7, 2021, monthly rent of approximately $950 and a security deposit of approximately $8,700.
Office Space [Member]
Rent description	The office lease provided for an initial term of one-year from September 23, 2020 through September 23, 2021, which was been renewed for an additional year, monthly rent of approximately $1,200 and a security deposit of approximately $13,000.